TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Taxes Payable [Line Items]
Taxes payable	$ 114,112	$ 134,814
Value added tax [Member]
Taxes Payable [Line Items]
Taxes payable	11,896	10,978
Enterprise income tax [Member]
Taxes Payable [Line Items]
Taxes payable	97,299	114,881
Employee withholding taxes [Member]
Taxes Payable [Line Items]
Taxes payable	3,727	3,759
City construction tax [Member]
Taxes Payable [Line Items]
Taxes payable	595	2,598
Other levies [Member]
Taxes Payable [Line Items]
Taxes payable	$ 595	$ 2,598